Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Disclosure of detailed information about geographical areas segment reporting [Table Text Block]
	North America(i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2019

Royalties	93,092	330	59	3,665	-	97,146
Streams	21,588	11,849	2,005	-	7,535	42,976
Offtakes	252,476	-	-	-	-	252,477

	367,156	12,179	2,064	3,665	7,535	392,599

2018

Royalties	87,141	538	31	4,400	-	92,110
Streams	16,761	9,696	1,332	-	7,668	35,457
Offtakes	339,074	943	22,888	-	-	362,905

	442,976	11,177	24,251	4,400	7,668	490,472

	(i) 89% of revenues from North America were generated from Canada and the United States in 2019 (94% in 2018).

Disclosure of detailed information about the royalty stream and other interests [Table Text Block]
	North America(i)	South America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2019

Royalties	560,246	31,657	9,961	10,488	-	15,215	627,567
Streams	194,344	198,021	2,435	-	28,963	59,401	483,164
Offtakes	6,689	-	8,282	-	4,810	-	19,781

	761,279	229,678	20,678	10,488	33,773	74,616	1,130,512

December 31, 2018

Royalties	643,193	27,133	10,002	12,180	-	15,215	707,723
Streams	269,257	181,681	3,524	-	85,544	66,404	606,410
Offtakes	58,145	-	8,904	-	33,486	-	100,535

	970,595	208,814	22,430	12,180	119,030	81,619	1,414,668

	(i) 96% of net interests from North America are located in Canada and the United States as at December 31, 2019 (97% as at December 31, 2018).

Disclosure of detailed information about geographic areas segment reporting by country [Table Text Block]
	2019	2018
	$	$
Net assets (as at December 31)

Mining interests, plant and equipment	333,778	-
Exploration and evaluation assets	42,949	95,002
	376,727	95,002
Expenses (for the years ended December 31)

Exploration and evaluation	191	183
Impairment of exploration and evaluation assets	49,985	-
	50,176	183